Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share Computation

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Net income (loss) attributable to the Greenland Technologies Holding Corporation and subsidiaries	$5,732,522	$(684,391)	$6,511,037	$6,468,722
Weighted average basic and diluted computation shares outstanding:
Weighted average shares used in basic computation	17,394,226	13,594,530	15,724,030	13,594,530
Diluted effect of stock options and warrants	—	—	—	—
Weighted average shares used in diluted computation	17,394,226	13,594,530	15,724,030	13,594,530
Basic and diluted net income per share	$0.33	$(0.05)	0.41	0.48

The following is a reconciliation of the basic and diluted earnings per share computation:

	Year ended December 31,
	2024	2023
Net income (loss) attributable to the Greenland Technologies Holding Corporation and subsidiaries	$14,066,972	$(15,879,116)
Weighted average basic and diluted computation shares outstanding:
Weighted average shares used in basic computation	13,594,530	13,229,978
Diluted effect of stock options and warrants	—	—
Weighted average shares used in diluted computation	13,594,530	13,229,978
Basic and diluted net income (loss) per share	$1.03	$(1.20)